CONSOLIDATED SEGMENT DATA (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the six months ended June 30, 2022 and 2021

	Six Months Ended June 30, 2022 (Unaudited)	Six Months Ended June 30, 2021 (Unaudited)
Revenues (1)
TIT Segment	$122,085	$88,670
CBT Segment	6,900,963	5,522,135
BT Segment	3,513,608	814,772
	$10,536,656	$6,425,577

(1)	Revenues by operating segments exclude intercompany transactions.

	Six Months Ended June 30, 2022 (Unaudited)	Six Months Ended June 30, 2021 (Unaudited)
(Loss) income from operations
TIT Segment	$6,185,026	$(72,677)
CBT Segment	(7,855,472)	(8,792,969)
BT segment	(1,624,014)	(1,246,811)
Corporate and others (2)	(238,071)	(3,809,748)
(Loss) from operations	(3,532,531)	(13,922,205)
CBT’s loss from equity method investments	(307,403)	(578,619)
BT’s other income	572,634	41,345
Corporate other income, net	1,558,620	473,879
Corporate interest income	1,115	2,109
Corporate interest expense	(288,707)	(480,548)
(Loss) before income taxes	(1,996,272)	(14,464,039)
Income tax benefit	(4,283)	(871)
Net loss	(2,000,555)	(14,464,910)
Less: Loss attributable to the non-controlling interest	-	366,570
Net loss attributable to the Company	$(2,000,555)	$(14,098,340)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the six months ended June 30, 2022 and 2021 are as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Six Months Ended June 30, 2021 (Unaudited)
Non-cash compensation:
TIT Segment	$		$55,840
CBT Segment			335,040
BT segment			1,357,383
Corporate and others		14,500	3,344,699
		$14,500	$5,092,962

Depreciation and amortization by segment for six months ended June 30, 2022 and 2021 are as follows:

	Six Months Ended June 30, 2022 (Unaudited)	Six Months Ended June 30, 2021 (Unaudited)
Depreciation and amortization:
TIT Segment	$23,996	$16,356
CBT Segment	2,858,829	2,385,886
BT Segment	1,137,290	310,766
	$4,020,115	$2,713,008

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

	Six Months Ended June 30, 2022 (Unaudited)	Six Months Ended June 30, 2021 (Unaudited)
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$(39,372)	$(61,812)
CBT Segment	(360,317)	6,752,063
BT Segment	(46)	7,357
	$(399,735)	$6,697,608

	Six Months Ended June 30, 2022 (Unaudited)	Six Months Ended June 30, 2021 (Unaudited)
Inventory obsolescence provision:
TIT Segment	$574,506	$-
CBT Segment	103,864	48,589
	$678,370	$48,589

Total assets by segment as of June 30, 2022 and December 31, 2021 are as follows:

	June 30, 2022 (Unaudited)	December 31, 2021
Total assets
TIT Segment	$354,452	$6,462,162
CBT Segment	29,619,006	30,981,079
BT Segment	9,507,247	9,712,250
Corporate and others	7,027	-
	$39,487,732	$47,155,491